Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2015 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	1,498,597
Financial contracts Gas swaps
Derivative [Line Items]
Commodity volumes, Gas	1,086,228
Gas options
Derivative [Line Items]
Commodity volumes, Gas	412,369